Segment Reporting - Main Customer (Details) - customer	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of major customers
Number of major customers	0	0
Percentage of entity's revenue (as a percent)	10.00%
Goods or services recognized at point in time
Disclosure of major customers
Percentage of entity's revenue (as a percent)	97.60%	97.40%	97.50%
Bioscience | Customer one
Disclosure of major customers
Number of major customers			1
Percentage of entity's revenue (as a percent)			10.38%